Summary of Significant Accounting Policies - Computation of Basic and Diluted Earnings Per Shares (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Numerator:
Net earnings attributable to Wolverine World Wide, Inc.	$ 32.7	$ 20.5	$ 31.2	$ 40.4	$ 24.0	$ 35.9	$ (3.7)	$ 23.0	$ 80.7	$ 123.3	$ 104.5
Adjustment for earnings allocated to nonvested restricted common stock									(1.7)	(2.6)	(1.6)
Net earnings used to calculate basic earnings per share									79.0	120.7	102.9
Adjustment for earnings reallocated to nonvested restricted common stock									0.1	0.1
Net earnings used to calculate diluted earnings per share									$ 79.1	$ 120.8	$ 102.9
Denominator:
Weighted average shares outstanding									48,816,168	48,910,599	49,051,739
Adjustment for nonvested restricted common stock									(1,378,918)	(1,432,541)	(1,206,460)
Shares used to calculate basic earnings per share									47,437,250	47,478,058	47,845,279
Effect of dilutive stock options									1,077,076	1,250,612	1,011,731
Shares used to calculate diluted earnings per share									48,514,326	48,728,670	48,857,010
Net earnings per share:
Basic	$ 0.68	$ 0.43	$ 0.65	$ 0.84	$ 0.49	$ 0.74	$ (0.08)	$ 0.48	$ 1.67	$ 2.54	$ 2.15
Diluted	$ 0.66	$ 0.42	$ 0.64	$ 0.82	$ 0.48	$ 0.72	$ (0.08)	$ 0.47	$ 1.63	$ 2.48	$ 2.11